FIDELITY


(registered trademark)
CONTRAFUND
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     36   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    40   Notes to the financial statements.

REPORT OF INDEPENDENT    47   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996      PAST 1   PAST 5    PAST 10
                                     YEAR     YEARS     YEARS

Contrafund                           21.94%   131.23%   532.76%

Contrafund (incl. 3% sales charge)   18.28%   124.29%   513.78%

S&P 500(registered trademark)        22.96%   103.09%   314.99%

Growth Funds Average                 19.24%   87.06%    266.86%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the average growth fund, which reflects the performance of 669 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past one year. Both benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996      PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

Contrafund                           21.94%   18.25%   20.26%

Contrafund (incl. 3% sales charge)   18.28%   17.53%   19.90%

S&P 500                              22.96%   15.22%   15.27%

Growth Funds Average                 19.24%   13.04%   13.47%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961231 19970109 104853 S00000000000001
             Contrafund                  SP Standard & Poor 500
             00022                       SP001
  1986/12/31       9700.00                    10000.00
  1987/01/31      11100.44                    11347.00
  1987/02/28      11779.14                    11795.21
  1987/03/31      11974.42                    12136.09
  1987/04/30      12001.05                    12028.08
  1987/05/31      12107.57                    12132.72
  1987/06/30      12551.40                    12745.42
  1987/07/31      13163.88                    13391.62
  1987/08/31      13643.21                    13891.12
  1987/09/30      13368.04                    13586.91
  1987/10/31       9506.75                    10660.29
  1987/11/30       8983.04                     9781.88
  1987/12/31       9515.63                    10526.28
  1988/01/31      10128.11                    10969.44
  1988/02/29      10589.69                    11480.61
  1988/03/31      10607.44                    11125.86
  1988/04/30      10820.47                    11249.36
  1988/05/31      10669.57                    11347.23
  1988/06/30      11184.41                    11868.07
  1988/07/31      11264.30                    11822.97
  1988/08/31      11015.76                    11420.99
  1988/09/30      11468.46                    11907.52
  1988/10/31      11770.26                    12238.55
  1988/11/30      11681.50                    12063.54
  1988/12/31      11516.02                    12274.65
  1989/01/31      12280.72                    13173.16
  1989/02/28      12207.89                    12845.14
  1989/03/31      12854.25                    13144.44
  1989/04/30      13682.67                    13826.63
  1989/05/31      14392.75                    14386.61
  1989/06/30      14301.72                    14304.61
  1989/07/31      15612.63                    15596.31
  1989/08/31      16058.71                    15902.00
  1989/09/30      16368.23                    15836.80
  1989/10/31      15876.63                    15469.39
  1989/11/30      16240.78                    15784.96
  1989/12/31      16485.40                    16163.80
  1990/01/31      15611.03                    15079.21
  1990/02/28      15935.23                    15273.73
  1990/03/31      16279.09                    15678.49
  1990/04/30      16112.07                    15286.53
  1990/05/31      17634.86                    16776.96
  1990/06/30      17860.82                    16662.88
  1990/07/31      17526.79                    16609.56
  1990/08/31      16161.19                    15108.05
  1990/09/30      15483.31                    14372.29
  1990/10/31      15561.90                    14310.49
  1990/11/30      16485.40                    15234.95
  1990/12/31      17134.27                    15660.00
  1991/01/31      18803.26                    16342.78
  1991/02/28      20225.36                    17511.29
  1991/03/31      21410.43                    17935.06
  1991/04/30      21528.94                    17978.11
  1991/05/31      22901.66                    18754.76
  1991/06/30      21617.82                    17895.79
  1991/07/31      23148.55                    18729.74
  1991/08/31      24313.88                    19173.63
  1991/09/30      24383.01                    18853.43
  1991/10/31      25084.18                    19106.07
  1991/11/30      23760.84                    18336.09
  1991/12/31      26544.16                    20433.74
  1992/01/31      27301.08                    20053.67
  1992/02/29      28187.04                    20314.37
  1992/03/31      27422.07                    19918.24
  1992/04/30      27719.56                    20503.84
  1992/05/31      28017.04                    20604.31
  1992/06/30      27337.07                    20297.30
  1992/07/31      28027.67                    21127.46
  1992/08/31      27507.06                    20694.35
  1992/09/30      27974.55                    20938.54
  1992/10/31      28601.40                    21011.83
  1992/11/30      29982.59                    21728.33
  1992/12/31      30763.07                    21995.59
  1993/01/31      31737.36                    22180.35
  1993/02/28      31946.73                    22482.00
  1993/03/31      33473.39                    22956.37
  1993/04/30      33699.56                    22400.83
  1993/05/31      35033.98                    23001.17
  1993/06/30      35045.28                    23067.88
  1993/07/31      35429.78                    22975.60
  1993/08/31      37148.68                    23846.38
  1993/09/30      37227.84                    23662.76
  1993/10/31      37555.79                    24152.58
  1993/11/30      36142.22                    23923.13
  1993/12/31      37354.42                    24212.60
  1994/01/31      38529.32                    25035.83
  1994/02/28      38252.88                    24357.36
  1994/03/31      36740.33                    23295.38
  1994/04/30      37191.65                    23593.56
  1994/05/31      36984.29                    23980.49
  1994/06/30      35557.12                    23392.97
  1994/07/31      36276.80                    24160.26
  1994/08/31      37789.35                    25150.83
  1994/09/30      37289.23                    24534.64
  1994/10/31      38350.46                    25086.67
  1994/11/30      36606.15                    24173.01
  1994/12/31      36935.49                    24531.50
  1995/01/31      36337.79                    25167.60
  1995/02/28      37801.55                    26148.38
  1995/03/31      39179.92                    26920.02
  1995/04/30      40948.63                    27712.81
  1995/05/31      41936.67                    28820.49
  1995/06/30      44595.83                    29489.99
  1995/07/31      48011.26                    30467.88
  1995/08/31      48645.56                    30544.36
  1995/09/30      49536.01                    31833.33
  1995/10/31      48633.36                    31719.68
  1995/11/30      49914.15                    33112.18
  1995/12/31      50335.72                    33749.92
  1996/01/31      51474.30                    34898.76
  1996/02/29      51788.11                    35222.28
  1996/03/31      53225.51                    35561.47
  1996/04/30      54872.23                    36085.64
  1996/05/31      55332.76                    37016.29
  1996/06/30      54914.10                    37157.32
  1996/07/31      52346.32                    35515.71
  1996/08/31      54341.93                    36264.74
  1996/09/30      56574.78                    38305.72
  1996/10/31      58388.97                    39362.19
  1996/11/30      61780.10                    42337.58
  1996/12/31      61377.83                    41498.87
IMATRL PRASUN   SHR__CHT 19961231 19970109 104856 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund on December 31, 1986, and the current maximum 3% sales charge was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $61,378 - a 513.78% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,499 - a 314.99% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the year that ended December
31, 1996. The Standard & Poor's
500 Index returned 22.96%
during the period - well above its
long-term average of about 12%.
The stock market spent much of
the past year breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. While
short-term confusion over the
direction of interest rates created
a volatile backdrop in the summer
months, stocks rallied again
when the Federal Reserve Board
left short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. Stock markets ended
the year on an up note after
experiencing some volatility
sparked by comments by Fed
Chairman Alan Greenspan in
December about the market's
exuberance.
An interview with Will Danoff, Portfolio Manager of Fidelity Contrafund
Q. HOW DID THE FUND PERFORM, WILL?
A. The fund provided shareholders a return of 21.94% for the one-year period that ended on December 31, 1996. In comparison, the growth funds average was 19.24%, according to Lipper Analytical Services, and the Standard & Poor's 500 Index rose 22.96% during the same time frame.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE IN 1996?
A. The market environment was more difficult than the Dow Jones Industrial Index's 28.70% performance would indicate. Market breadth, measured by the number of stocks participating in a rally, was only fair. Larger-capitalization companies led the market's advance, and broader measures of market performance lagged. Specifically, the Russell 2000 Index, which measures the performance of smaller-cap companies, and the Standard & Poor's MidCap 400 Index rose 16.49% and 19.20%, respectively, both below the S&P 500 Index's advance in 1996. In addition, the sectors leading the market changed frequently during the year, a phenomenon called market rotation. For example, the technology sector - and particularly the semiconductor stocks - was borderline schizophrenic. Semiconductor stocks plunged by a third or more in July's correction after performing poorly during the first six months of the year, then rose sharply in the second half of the year. This volatility made for a more challenging year than usual for stock fund portfolio managers.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE SINCE YOUR REPORT TO SHAREHOLDERS EARLY IN THE SUMMER?
A. The fund's investments in the energy and energy services sectors, which accounted for approximately 24% of the fund's holdings on December 31, helped it to perform better than most of its peers. I started adding to our holdings in these sectors because I felt that the market was too pessimistic about the prospects for energy-related companies and was under-valuing them as a result. As it turned out, the sector rose about 45% during the year, and our holdings in Schlumberger, Halliburton, British Petroleum, ENSCO and Unocal, among others, appreciated nicely since the last report to you. Production capacity in the energy industry has been shrinking for the past decade, and capacity utilization exceeded 90 percent in 1996. With conditions so tight in the sector, earnings exploded when oil and natural gas prices rose throughout the year.
Q. YOU SIGNIFICANTLY INCREASED THE FUND'S HOLDINGS IN TECHNOLOGY FROM SIX MONTHS AGO. HOW DID IT WORK OUT?
A. Since many technology stocks were temporarily out of favor after the summer correction I mentioned earlier, I boosted the fund's technology holdings to almost 14% of our investments from just 5% at the end of June. Computing and electronics continue to play a growing part in the global economy, and earnings in both sectors rebounded significantly after the industry's excessive inventory position returned to normal levels during the second quarter. The fund's holdings in IBM, Intel and EMC did particularly well during the period.
Q. DESPITE OUTPERFORMING ITS PEER GROUP, THE FUND MUST HAVE SUFFERED SOME DISAPPOINTMENTS. WHAT DECISIONS DO YOU REGRET?
A. The biggest disappointment to me as both the manager and a shareholder of the fund was carrying too much cash during the year. While I reduced the fund's cash position from 15% six months ago to under 10% at the end of December, not being more fully invested in the stock market undeniably hurt the fund's performance. Given the market's strong performance, I estimate the fund's cash position detracted 2% from the fund's showing in 1996. I was correct to hold cash during the technology rout in the spring, but I regret not moving faster to build the fund's technology positions after fundamentals began to improve in the late summer.
Q. WHAT'S YOUR OUTLOOK FOR THE FIRST HALF OF 1997, WILL?
A. While the stock market outlook appears bright, expectations are high. Inflation remains low, and corporate profit growth remains good, fueled by excellent productivity gains. I have attempted to position the fund to participate if the market continues its ascent in 1997. But, as I did last year, I have tried to dampen some of the downside risk should unforeseen events cloud the otherwise clear economic skies. Stocks could fall meaningfully if interest rates continue their recent rise, or if a slowing economy or the strong U.S. dollar hurt corporate earnings growth. With the help of Fidelity's large research staff, I'll continue to look for those investment ideas that will perform well regardless of the market environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
companies that are
undervalued or out of favor
FUND NUMBER: 022
TRADING SYMBOL: FCNTX
START DATE: May 17, 1967
SIZE: as of December 31,
1996, more than $23 billion
MANAGER: Will Danoff,
since 1990; manager, VIP II:
Contrafund, since 1995;
Fidelity Select Retailing
Portfolio, 1986-1989; joined
Fidelity in 1986
(checkmark)
WILL DANOFF ON CONTRAFUND'S
INVESTMENT STYLE:
"The fund continually seeks
companies experiencing
positive fundamental change
and accelerating earnings
growth. Examples of
improving fundamentals
include such corporate
developments as a dynamic
new management team, a
successful new product
launch, a significant
cost-cutting initiative, a sale of
a losing or underearning
subsidiary, a merger or
acquisition that improves the
company's growth prospects,
or a reduction in industry
capacity leading to improved
pricing. Several of the fund's
energy and energy service
holdings, for instance,
benefited from rising prices
derived from tight industry
supply that have led to strong
performance over the past
year.
"I also attempt to invest in
companies that I perceive to be
improving their business
prospects and are in better
health than is appreciated by
the general market. In keeping
with the fund's contrarian
philosophy, I try to find these
companies before the market
has fully appreciated their
potential - not necessarily
before anyone has heard of the
stock, but while the general
investing public is, in my view,
still too pessimistic about the
company's prospects to buy
its stock."
DISTRIBUTIONS
A total of 6.80% of the dividends
distributed during the fiscal year
was derived from interest on
U.S. Government securities
which is generally exempt from
state income tax.
The fund notified
shareholders in January 1997
of the applicable percentage
for use in preparing 1996
income tax returns.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

Schlumberger Ltd.                  2.2            1.9

International Business Machines    1.5            0.0
Corp.

Intel Corp.                        1.4            0.2

Royal Dutch Petroleum Co. ADR      1.2            1.3

ENSCO International, Inc.          1.1            0.6

Halliburton Co.                    1.1            1.0

British Petroleum PLC ADR          1.0            0.8

BankAmerica Corp.                  0.8            0.6

Federal National Mortgage          0.8            0.5
Association

Smith International, Inc.          0.7            0.6

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Energy               23.5           21.1

Technology           13.9           5.2

Finance              10.7           7.8

Retail & Wholesale   6.4            8.1

Basic Industries     4.1            5.7

ASSET ALLOCATION  (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1996 * AS OF JUNE 30, 1996 **
Row: 1, Col: 1, Value: 6.7
Row: 1, Col: 2, Value: 5.0
Row: 1, Col: 3, Value: 44.0
Row: 1, Col: 4, Value: 44.3
Row: 1, Col: 1, Value: 15.1
Row: 1, Col: 2, Value: 2.3
Row: 1, Col: 3, Value: 42.6
Row: 1, Col: 4, Value: 40.0
Stocks 88.3%
Bonds 5.0%
Short-term
investments 6.7%
FOREIGN
INVESTMENTS 11.4%
Stocks 82.6%
Bonds 2.3%
Short-term
investments 15.1%
FOREIGN
INVESTMENTS 15.2%
*
**
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 88.2%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.5%
AEROSPACE & DEFENSE - 1.3%
BE Aerospace, Inc. (a)  68,200 $ 1,849
Boeing Co.   1,275,560  135,688
Gulfstream Aerospace Corp. (a)  1,110,800  26,937
Lockheed Martin Corp.   695,200  63,611
McDonnell Douglas Corp.   933,400  59,738
Orbital Sciences Corp. (a)  398,500  6,874
Sundstrand Corp.   305,700  12,992
  307,689
SHIP BUILDING & REPAIR - 0.2%
Avondale Industries, Inc. (a)  258,000  5,547
General Dynamics Corp.   718,100  50,626
  56,173
TOTAL AEROSPACE & DEFENSE   363,862
BASIC INDUSTRIES - 4.1%
CHEMICALS & PLASTICS - 2.4%
Air Products & Chemicals, Inc.   645,700  44,634
Avery Dennison Corp.   656,600  23,227
Betz Dearborn, Inc.   237,700  13,905
Cambrex Corp. (c)  632,250  20,706
Crompton & Knowles Corp.   3,433,217  66,089
Cytec Industries, Inc. (a)  343,600  13,959
du Pont (E.I.) de Nemours & Co.   1,221,300  115,260
FMC Corp. (a)  47,700  3,345
International Specialty Products, Inc. (a)  231,400  2,835
Monsanto Co.   2,617,000  101,736
Nalco Chemical Co.   306,900  11,087
Olin Corp.   105,400  3,966
Potash Corp. of Saskatchewan  59,200  5,040
Praxair, Inc.   1,481,500  68,334
Raychem Corp.   10,700  857
Sealed Air Corp. (a)  1,285,600  53,513
Union Carbide Corp.   297,900  12,177
Witco Corp.   325,700  9,934
  570,604
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.0%
Steel Dynamics, Inc. (a)   475,400 $ 9,092
METALS & MINING - 0.4%
Alcan Aluminium Ltd.   200,400  6,761
Aluminum Co. of America  200,200  12,763
Falconbridge Ltd.   272,000  5,794
Falconbridge Ltd. 2nd Installment Receipt (f) 957,100 13,684 Freeport-McMoRan Copper & Gold, Inc. Class B 818,300 24,447
Inco Ltd.   60,100  1,918
QNI Ltd.   2,788,700  5,608
Tongkah Holdings BHD (c)  9,587,000  14,729
  85,704
PACKAGING & CONTAINERS - 0.5%
Corning, Inc.   507,200  23,457
Crown Cork & Seal Co., Inc.   397,400  21,609
Owens-Illinois, Inc. (a)  3,025,400  68,828
  113,894
PAPER & FOREST PRODUCTS - 0.8%
Arab Malaysian Corp. BHD  7,961,000  39,718
American Pad & Paper Co. (a)  635,000  14,367
James River Corp. of Virginia  572,400  18,961
Kimberly-Clark Corp.   861,100  82,020
Malakoff BHD  8,544,000  41,950
  197,016
TOTAL BASIC INDUSTRIES   976,310
CONGLOMERATES - 1.3%
AlliedSignal, Inc.   1,047,000  70,149
American Standard Companies, Inc. (a)  568,900  21,760
Berkshire Hathaway, Inc. (a)  270  9,208
Brascan Ltd. Class A  459,700  10,228
Coltec Industries, Inc. (a)   231,300  4,366
GenCorp, Inc.   409,700  7,426
Lancaster Colony Corp.   123,500  5,681
Textron, Inc.   32,800  3,091
Tyco International Ltd.   2,836,900  150,001
United Technologies Corp.   203,000  13,398
  295,308
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 3.3%
BUILDING MATERIALS - 0.8%
Armstrong World Industries, Inc.   38,200 $ 2,655
Dexter Corp.   925,200  29,491
Hume Industries BHD  6,798,000  42,799
Lilly Industrial Coatings, Inc. Class A  377,500  6,889
Masco Corp.   649,000  23,365
Nortek, Inc. (a)   12,500  250
Sherwin-Williams Co.   572,400  32,054
Southdown, Inc.   474,200  14,759
USG Corp. (a)  911,000  30,860
  183,122
CONSTRUCTION - 0.3%
Bouygues Offshore SA sponsored ADR (a)  915,600  11,789
Fairfield Communities, Inc. (a)  120,200  2,975
Oakwood Homes Corp.   652,600  14,928
YTL Corp. BHD  7,076,250  38,106
  67,798
ENGINEERING - 0.1%
Fluor Corp.   512,800  32,178
REAL ESTATE - 0.3%
Bandar Raya Development BHD  4,483,000  8,591
Grand Palais Management Co., LP (d)  398,400  -
New World Development Co. Ltd.   192,000  1,297
Rouse Co. (The)  2,232,876  70,894
  80,782
REAL ESTATE INVESTMENT TRUSTS - 1.8%
Arden Realty Group, Inc.   883,800  24,526
Bay Apartment Communities, Inc.   19,400  699
Beacon Properties Corp.   1,295,300  47,440
Bradley Real Estate Trust (SBI)  253,000  4,554
Cali Realty Corp.   654,700  20,214
Capstead Mortgage Corp.   185,100  4,442
CenterPoint Properties Corp.   407,700  13,352
Crescent Real Estate Equities, Inc.   1,364,800  71,993
Duke Realty Investors, Inc.   440,643  16,965
Equity Residential Properties Trust (SBI)  191,500  7,899
Essex Property Trust, Inc.   87,900  2,582
Felcor Suite Hotels, Inc.   199,600  7,061
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
First Industrial Realty Trust, Inc.   971,200 $ 29,500
Kimco Realty Corp.   4,900  171
LTC Properties, Inc.   572,200  10,586
Macerich Co.   704,000  18,392
Patriot American Hospitality, Inc.   727,300  31,365
Public Storage, Inc.   246,300  7,635
Reckson Associates Realty Corp.   252,400  10,664
Regency Realty Group   79,500  2,087
Sovran Self Storage, Inc.   9,100  284
Speiker Properties, Inc.   814,500  29,322
Starwood Lodging Trust combined certificate (SBI)   1,106,000  60,968
Vornado Realty Trust  14,600  767
Weeks Corp.   314,500  10,457
  433,925
TOTAL CONSTRUCTION & REAL ESTATE   797,805
DURABLES - 3.5%
AUTOS, TIRES, & ACCESSORIES - 2.1%
Chrysler Corp.   3,178,900  104,904
Cross-Continent Auto Retailers, Inc. (a)(c)  450,800  9,410
Danaher Corp.   1,584,500  73,877
Federal-Mogul Corp.   47,600  1,047
Federal Signal Co.   77,700  2,010
General Motors Corp.   2,927,700  163,220
Johnson Controls, Inc.   199,200  16,509
Lear Corp. (a)  1,024,700  34,968
Lucas Varity PLC sponsored ADR (a)  148,248  5,633
O'Gara Co. (a)(c)  183,000  1,784
PACCAR, Inc.   79,400  5,399
Pep Boys-Manny, Moe & Jack  115,500  3,552
SPX Corp. (c)  1,106,700  42,885
Smith (A.O.) Corp. Class B  38,100  1,138
Snap-on Tools Corp.   310,600  11,065
Toyota Motor Corp.   210,000  6,031
United Auto Group, Inc. (a)(c)  524,800  13,514
  496,946
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER DURABLES - 0.2%
Minnesota Mining & Manufacturing Co.   691,900 $ 57,341
CONSUMER ELECTRONICS - 0.2%
Harman International Industries, Inc.   131,800  7,332
Oyl Industries BHD  2,962,000  31,080
Sunbeam-Oster, Inc.   438,500  11,291
  49,703
HOME FURNISHINGS - 0.3%
Furniture Brands International, Inc. (a)  1,253,500  17,549
Leggett & Platt, Inc.   492,000  17,036
Miller (Herman), Inc.   430,400  24,371
  58,956
TEXTILES & APPAREL - 0.7%
Fruit of the Loom, Inc. Class A (a)  621,300  23,531
Jones Apparel Group, Inc. (a)  241,700  9,034
Liz Claiborne, Inc.   1,177,000  45,462
NIKE, Inc. Class B  410,700  24,539
Nine West Group, Inc. (a)  1,400  65
Reebok International Ltd.   1,036,300  43,525
Russell Corp.   200,100  5,953
Stride Rite Corp.   320,400  3,204
Timberland Co. Class A (a)  154,900  5,886
Unifi, Inc.   253,700  8,150
Warnaco Group, Inc. Class A  87,600  2,595
Westpoint Stevens, Inc. Class A (a)  65,900  1,969
  173,913
TOTAL DURABLES   836,859
ENERGY - 23.4%
COAL - 0.0%
MAPCO, Inc.   63,600  2,162
ENERGY SERVICES - 10.3%
Atwood Oceanics, Inc. (a)  8,600  548
BJ Services Co. (a)(c)  1,946,547  99,274
Baker Hughes, Inc.   4,047,600  139,642
Carbo Ceramics, Inc.   311,900  6,550
Diamond Offshore Drilling, Inc. (a)   2,400,348  136,820
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Dresser Industries, Inc.   4,923,000 $ 152,613
ENSCO International, Inc. (a)(c)   5,602,700  271,731
Eni Spa  4,953,800  25,464
Falcon Drilling, Inc. (a)  1,101,200  43,222
Global Marine, Inc. (a)  3,554,200  73,305
Halliburton Co.   4,339,400  261,449
Helmerich & Payne, Inc.   614,600  32,036
Nabors Industries, Inc. (a)(c)  5,890,300  113,388
Newpark Resources, Inc. (a)   285,100  10,620
Noble Drilling Corp. (a)  2,938,800  58,409
Oceaneering International, Inc. (a)   138,800  2,203
Reading & Bates Corp. (a)  1,811,900  48,015
Smedvig:
AS (c)  1,623,900  35,645
 AS, Series B (a)  621,100  12,952
Schlumberger Ltd.   5,255,800  524,923
Smith International, Inc. (a)(c)  3,993,100  179,190
Tidewater, Inc.   1,804,833  81,669
Transocean Offshore, Inc.   1,522,146  95,324
Varco International, Inc. (a)(c)  1,864,900  43,126
Western Atlas, Inc. (a)  168,100  11,914
  2,460,032
OIL & GAS - 13.1%
Amerada Hess Corp.   115,200  6,667
American Exploration Co. (a)(c)  732,600  11,722
Amoco Corp.   136,600  10,996
Anadarko Petroleum Corp.   1,259,100  81,527
Ashland, Inc.   468,200  20,542
Atlantic Richfield Co.   179,500  23,784
Barrett Resources Corp. (a)  1,434,500  61,146
British Petroleum PLC ADR  1,670,788  236,208
Burlington Resources, Inc.   2,555,500  128,733
Camco International, Inc. (c)   2,264,300  104,441
Canadian Natural Resources Ltd. (a)  2,679,100  73,483
Canada Occidental Petroleum Ltd.   1,208,900  19,445
Chesapeake Energy Corp. (a)  935,400  52,032
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Chieftain International, Inc. (a)  190,400 $ 5,000
Coastal Corp. (The)  1,643,000  80,302
Cooper Cameron Corp. (a)(c)  1,974,200  151,026
Dorset Exploration Ltd. (a)  36,500  161
Enron Oil & Gas Co.   2,921,300  73,763
Enterprise Oil PLC  2,024,100  22,399
Exxon Corp.   407,000  39,886
Flores & Rucks, Inc. (a)  362,700  19,314
Forcenergy Gas Exploration, Inc. (a)  1,123,800  40,738
Imperial Oil Ltd.   40,700  1,915
Kerr-McGee Corp.   392,400  28,253
Louisiana Land & Exploration Co.   749,400  40,187
Monterey Resources, Inc. (a)  297,900  4,804
Murphy Oil Corp.   692,400  38,515
National-Oilwell, Inc. (a)(c)  316,100  9,720
Nationale Elf Aquitaine  49,700  4,523
Newfield Exploration Co. (a)(c)  2,486,400  64,646
Noble Affiliates, Inc.   1,422,400  68,097
Norcen Energy Resources Ltd.   186,700  4,140
Northstar Energy Corp. (a)  1,538,800  17,904
Occidental Petroleum Corp.   1,611,000  37,657
Oryx Energy Co. (a)  856,800  21,206
Parker & Parsley Petroleum Co.   656,100  24,112
Penn West Petroleum Ltd. (a)  261,400  2,670
Penn West Petroleum Ltd. (a)(e)  923,400  9,430
Pennzoil Co.   56,900  3,215
Petro-Canada  1,121,400  15,829
Petro-Canada 2nd installment receipt (g)  1,547,100  16,980
Petroleum Securities Australia Ltd. sponsored ADR (a)  865,400  19,688
Phillips Petroleum Co.   3,074,800  136,060
Poco Petroleums Ltd. (a)  228,200  2,181
Pogo Producing Co. (c)   1,899,800  89,766
Renaissance Energy Ltd. (a)  3,910,288  133,067
Rio Alto Exploration Ltd. (a)  31,900  232
Rio Alto Exploration Ltd. (a)(e)  549,700  3,990
Royal Dutch Petroleum Co. ADR  1,684,900  287,697
Santa Fe Energy Resources, Inc. (a)  3,970,700  55,093
Saga Petroleum AS Class B  444,400  6,968
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Stone Energy Corp. (a)  49,500 $ 1,479
Suncor, Inc.   390,100  16,135
Swift Energy Co. (a)  203,200  6,071
Texaco, Inc.   858,600  84,250
Tosco Corp.   1,038,100  82,140
Total SA:
Class B  681,873  55,443
 sponsored ADR  157,800  6,351
USX-Marathon Group   1,135,700  27,115
Ultramar Diamond Shamrock Corp.   1,551,114  49,054
Union Pacific Resources Group, Inc.   1,296,200  37,914
United Meridian Corp. (a) (c)  2,306,900  119,382
Unocal Corp.   4,238,618  172,194
Valero Energy Corp.   38,300  1,096
Vastar Resources, Inc.   717,500  27,265
Vintage Petroleum, Inc. (c)  1,235,500  42,625
  3,140,374
TOTAL ENERGY   5,602,568
FINANCE - 10.7%
BANKS - 3.7%
Bangkok Bank Ltd. (For. Reg.)  2,049,700  19,816
Bank International Indonesia PT (For. Reg.)  10,506,524  10,342
Bank of New York Co., Inc.   2,092,400  70,619
BankAmerica Corp.   1,868,800  186,413
Citicorp  366,000  37,698
Comerica, Inc.   20,000  1,048
Cullen Frost Bankers, Inc.   304,800  10,135
Fifth Third Bancorp  61,500  3,863
First Bank System, Inc.   1,617,700  110,408
First Empire State Corp.   7,300  2,102
Fleet Financial Group, Inc.   1,539,300  76,773
HSBC Holdings PLC  5,055,018  109,972
Hang Seng Bank Ltd.   3,471,000  42,183
Hong Leong Bank BHD  2,289,000  7,976
Krung Thai Bank Ltd. (For. Reg.)  2,259,300  4,404
North Fork Bancorporation, Inc.   829,000  29,533
Norwest Corp.   755,900  32,882
Regions Financial Corp.   36,700  1,897
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Texas Regional Bancshares, Inc. Class A (vtg)  106,800 $ 3,631
U.S. Bancorp  1,492,500  67,069
Westpac Banking Corp.   3,633,000  20,676
Zions Bancorp  253,400  26,354
  875,794
CLOSED END INVESTMENT COMPANY - 0.2%
GT Global Developing Markets Fund  642,000  7,462
Morgan Stanley Emerging Markets Fund, Inc.   341,900  4,744
Morgan Stanley Asia-Pacific Fund, Inc.   1,608,500  15,683
Schroder Asian Growth Fund, Inc.   435,500  5,172
Templeton Dragon Fund, Inc.   742,500  11,973
  45,034
CREDIT & OTHER FINANCE - 1.7%
American Express Co.   1,581,600  89,360
Associates First Capital Corp.   542,100  23,920
Beneficial Corp.   321,800  20,394
Finova Group, Inc.   148,000  9,509
First Chicago NBD Corp.   231,300  12,432
Green Tree Financial Corp.   110,900  4,284
Greenpoint Financial Corp.   1,593,600  75,497
Household International, Inc.   1,249,388  115,256
Hong Leong Credit BHD  2,931,000  18,453
Hong Leong Finance Ltd. (For. Reg.)  1,199,000  4,164
Transamerica Corp.   350,700  27,705
TA Enterprise BHD  7,017,000  9,280
  410,254
FEDERAL SPONSORED CREDIT - 1.2%
Federal Home Loan Mortgage Corporation  1,015,900  111,875
Federal National Mortgage Association  4,887,300  182,052
Student Loan Marketing Association  29,600  2,757
  296,684
INSURANCE - 2.6%
ACE Ltd.   90,300  5,429
Aetna, Inc.   751,000  60,080
Allmerica Financial Corp.   679,900  22,777
Allstate Corp.   2,658,200  153,843
American International Group, Inc.   1,216,600  131,697
Chubb Corp. (The)  76,600  4,117
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Conseco, Inc.   383,200 $ 24,429
General Re Corp.   57,200  9,023
ITT Hartford Group, Inc.   473,900  31,988
MMI Companies, Inc.   349,600  11,275
Marsh & McLennan Companies, Inc.   192,000  19,968
Mercury General Corp.   52,600  2,762
Mid Ocean Ltd.   257,400  13,514
Penncorp. Financial Group, Inc.   39,200  1,411
Progressive Corp.   127,300  8,577
Provident Companies, Inc.   48,500  2,346
Providian Corp.   179,000  9,196
Reinsurance Group of America, Inc.   19,600  924
Reliastar Financial Corp.   73,506  4,245
SunAmerica, Inc.   751,000  33,326
Travelers/Aetna Property Casualty Corp. Class A  82,100  2,904
Travelers Group, Inc. (The)  1,350,533  61,280
UNUM Corp.   75,300  5,440
USF&G Corp.   476,100  9,939
  630,490
SAVINGS & LOANS - 1.1%
Ahmanson (H.F.) & Co.   263,300  8,557
Charter One Financial Corp.   202,215  8,493
Dime Bancorp., Inc. (a)  553,400  8,163
Glendale Federal Bank FSB (a)  1,874,800  43,589
Golden West Financial Corp.   1,111,500  70,163
Great Western Financial Corp.   967,500  28,058
Long Island Bancorp., Inc.   73,100  2,559
Sovereign Bancorp., Inc.   4,600  60
TCF Financial Corp.  259,600  11,293
Washington Mutual, Inc.   1,740,400  75,381
  256,316
SECURITIES INDUSTRY - 0.2%
Guoco Group Ltd.  1,947,000  10,900
Peregrine Investments Holdings Ltd.   9,410,000  16,120
Salomon, Inc.   237,600  11,197
Schwab (Charles) Corp.   252,500  8,080
  46,297
TOTAL FINANCE   2,560,869
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 3.7%
DRUGS & PHARMACEUTICALS - 1.4%
Alkermes, Inc. (a)   72,900 $ 1,697
Alliance Pharmaceutical Corp. (a)  51,200  698
Andrx Corp.   15,900  256
Biogen, Inc.   123,000  4,766
Bristol-Myers Squibb Co.   632,700  68,806
Human Genome Sciences, Inc. (a)  93,800  3,822
Lilly (Eli) & Co.   194,300  14,184
Merck & Co., Inc.   150,100  11,895
Millennium Pharmaceuticals, Inc. (a)  148,100  2,573
Novartis AG (Reg.)  47,660  54,463
PerSeptive Biosystem, Inc. Class G (warrants) (a)  2,251  -
Pfizer, Inc.   246,500  20,429
Schering-Plough Corp.   286,400  18,544
Sepracor, Inc. (a)  1,165,300  19,373
Sequus Pharmaceuticals, Inc. (a)   50,000  800
Warner-Lambert Co.   1,479,900  110,993
  333,299
MEDICAL EQUIPMENT & SUPPLIES - 0.8%
Acuson Corp. (a)  194,100  4,731
Boston Scientific Corp. (a)  547,900  32,874
Cardinal Health, Inc.   231,550  13,488
Datascope Corp. (a)  50,100  1,002
Guidant Corp.   27,300  1,556
InControl, Inc. (a)  367,600  2,941
Mallinckrodt, Inc.   696,800  30,746
Medtronic, Inc.   700,600  47,641
St. Jude Medical, Inc. (a)  639,700  27,267
U.S. Surgical Corp.   870,700  34,284
  196,530
MEDICAL FACILITIES MANAGEMENT - 1.5%
Beverly Enterprises, Inc. (a)  662,600  8,448
Carematrix Corp. (a)  187,500  2,461
Columbia/HCA Healthcare Corp.   1,932,350  78,743
HEALTHSOUTH Rehabilitation Corp. (a)  3,227,100  124,647
Health Management Associates, Inc.  Class A (a)  2,371,750  53,364
Integrated Health Services, Inc.   338,000  8,239
National Surgery Centers, Inc. (a)  86,200  3,276
NovaCare, Inc. (a)  373,400  4,107
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Oxford Health Plans, Inc. (a)  531,300 $ 31,114
PacifiCare Health Systems, Inc. Class B (a)  71,200  6,070
Quorum Health Group, Inc. (a)  72,200  2,148
Sunrise Assisted Living, Inc. (a)  492,600  13,731
Tenet Healthcare Corp. (a)  1,084,800  23,730
  360,078
TOTAL HEALTH   889,907
HOLDING COMPANIES - 0.4%
Astra International PT (For. Reg.)  3,580,000  9,851
CINergy Corp.   296,600  9,899
Citic Pacific Ltd. Ord.   2,336,000  13,561
Malaysian Plantations BHD  14,164,000  17,947
Norfolk Southern Corp.   419,800  36,733
PartnerRe Ltd.   246,600  8,384
  96,375
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA  419,200  33,666
Allen Group, Inc. (The) (a)  5,000  111
American Power Conversion Corp. (a)  667,500  18,189
AMETEK, Inc.   509,000  11,325
Common Development International Ltd. (a)(e)  604,900  5,405
Computer Products, Inc. (a)  20,400  398
Emerson Electric Co.   32,400  3,135
Hutchison Whampoa Ltd. Ord.   4,994,000  39,225
Loral Space & Communications Ltd. (a)  3,739,400  68,711
Roper Industries, Inc.   407,800  15,955
United Engineers BHD  2,356,000  21,270
Westinghouse Electric Corp.   5,994,000  119,131
  336,521
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Case Corp.   1,855,900  101,146
Caterpillar, Inc.   1,597,500  120,212
Deere & Co.   59,200  2,405
Detroit Diesel Corp. (a)  382,000  8,786
Dover Corp.   50,400  2,533
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Harnischfeger Industries, Inc.   728,600 $ 35,064
Illinois Tool Works, Inc.   396,300  31,654
Ingersoll-Rand Co.   925,000  41,163
Kaydon Corp. (c)   1,113,500  52,474
Manitowoc Co., Inc.   249,200  10,093
New Holland NV (a)(c)  2,572,400  53,699
Parker-Hannifin Corp.   45,800  1,775
Thermo Fibergen, Inc. (a)  158,300  1,662
Thermo Fibergen, Inc. (rights) (a)  158,300  396
Thermo Fibertek, Inc. (a)  25,500  237
UCAR International, Inc. (a)  66,800  2,513
Van Der Horst Ltd.   2,573,000  10,755
  476,567
POLLUTION CONTROL - 0.7%
Republic Industries, Inc. (a)  225,800  7,042
Sevenson Environmental Services, Inc.   168,800  3,081
USA Waste Services, Inc. (a)  3,045,670  97,081
United Waste Systems, Inc.  (a)  1,614,900  55,512
  162,716
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   975,804
MEDIA & LEISURE - 3.3%
BROADCASTING - 0.7%
American Radio Systems Corp. Class A (a)  423,900  11,551
Asia Satellite Telecommunications Holdings Ltd. (a)   905,800  2,102
Carlton Communications PLC  210,100  1,841
HSN, Inc. (a)  534,645  12,698
Infinity Broadcasting Corp. Class A  2,635,800  88,629
Jacor Communications, Inc. Class A (a)  462,000  12,647
Renaissance Communications Corp. (a)  647,800  23,159
Young Broadcasting, Inc. Class A (a)  420,400  12,297
  164,924
ENTERTAINMENT - 0.2%
Disney (Walt) Co.   138,000  9,608
Multi-Purpose Holdings BHD  12,703,000  24,647
Regal Cinemas, Inc. (a)  45,600  1,402
Viacom, Inc.:
Class A (a)  186,700  6,441
 Class B (non-vtg.) (a)  46,400  1,618
  43,716
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.7%
Brunswick Corp.   53,700 $ 1,289
Champion Enterprises, Inc. (a)   1,538,400  29,999
Golden Bear Golf, Inc. (a)   103,500  1,164
Hasbro, Inc.   2,621,700  101,919
Mattel, Inc.   717,925  19,922
Nintendo Co. Ltd. Ord.   290,300  20,755
  175,048
LODGING & GAMING - 0.5%
Circus Circus Enterprises, Inc. (a)  594,800  20,446
HFS, Inc. (a)  672,760  40,197
Hilton Hotels Corp.   487,400  12,733
Host Marriott Corp. (a)  2,075,800  33,213
US Franchise Services, Inc. Class A (a)  44,300  449
  107,038
PUBLISHING - 1.1%
ACNielsen Corp. (a)  259,100  3,918
Cognizant Corp. (a)  785,300  25,915
Gannett Co., Inc.   501,400  37,542
Gibson Greetings, Inc. (a)  7,800  154
Harcourt General, Inc.   336,900  15,540
Knight-Ridder, Inc.   367,700  14,065
Meredith Corp.   488,600  25,774
New York Times Co. (The) Class A  1,460,000  55,480
Playboy Enterprises, Inc. Class B (a)  301,000  2,935
Times Mirror Co. Class A  1,257,300  62,551
Tribune Co.   239,800  18,914
  262,788
RESTAURANTS - 0.1%
Landry's Seafood Restaurants, Inc. (a)  1,105,900  23,638
Papa John's International, Inc. (a)   101,200  3,416
Shoney's, Inc. (a)  51,700  362
Starbucks Corp. (a)   133,100  3,810
  31,226
TOTAL MEDIA & LEISURE   784,740
NONDURABLES - 1.8%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   363,600  25,452
BEVERAGES - 0.0%
Pete's Brewing Co. (a)  484,300  3,874
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - 0.6%
Campbell Soup Co.   1,516,400 $ 121,691
Ralston Purina Group  393,100  28,844
Tyson Foods, Inc.   42,600  1,459
  151,994
HOUSEHOLD PRODUCTS - 0.7%
Dial Corp.   1,591,700  23,478
Gillette Co.   1,225,800  95,306
Metro Pacific, Inc. Class B  129,651,000  32,043
Premark International, Inc.   355,300  7,905
  158,732
TOBACCO - 0.4%
Consolidated Cigar Holdings, Inc. Class A (a)  200,400  4,960
Dimon, Inc.   38,200  883
Grupo Carso SA de CV Class A-1  9,781,000  51,713
Gudang Garam PT Perusahaan (For. Reg.)  1,727,500  7,460
Philip Morris Companies, Inc.   50,600  5,699
RJR Nabisco Holdings Corp.   100,200  3,407
Swisher International Group, Inc. Class A (c)  555,500  8,819
Universal Corp.   120,400  3,868
  86,809
TOTAL NONDURABLES   426,861
PRECIOUS METALS - 1.6%
Agnico Eagle Mines Ltd.   333,200  4,678
Barrick Gold Corp.   370,200  10,600
Bre-X Minerals Ltd. (a)  4,393,800  69,552
Euro-Nevada Mining Ltd.   1,356,100  40,460
Euro-Nevada Mining Ltd. (e)  143,000  4,266
Franco Nevada Mining Corp. (c)   1,960,300  89,732
Getchell Gold Corp. (a)  1,004,756  38,558
Greenstone Resources Ltd. (a)  1,010,700  11,760
Indochina Goldfields Ltd. (a)   811,700  9,533
Indochina Goldfields Ltd. (a)(e)  948,400  11,139
Kinross Gold Corp. (a)  947,400  6,704
Newmont Mining Corp.   1,840,000  82,340
TVI Pacific, Inc. (a)(e)  1,769,700  1,640
  380,962
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 6.3%
APPAREL STORES - 1.2%
Abercrombie & Fitch Co. (a)  39,700 $ 656
Baby Superstore, Inc. (a)  586,100  14,066
Cato Corp.  Class A (c)  1,189,200  5,946
Charming Shoppes, Inc. (a)(c)  9,979,500  50,521
Footstar, Inc. (a)  1,051,037  26,145
Gap, Inc.   307,700  9,269
Goody's Family Clothing (a)(c)  1,535,300  27,443
Limited, Inc. (The)  270,704  4,974
Payless ShoeSource, Inc. (a)  1,032,132  38,705
Ross Stores, Inc.   4,600  230
Saks Holdings, Inc. (a)   98,000  2,646
TJX Companies, Inc.   2,061,100  97,645
  278,246
DRUG STORES - 0.9%
Arbor Drugs, Inc.   457,800  7,954
CVS Corp.   3,461,400  143,216
Revco (D.S.), Inc. (a)  1,725,400  63,840
Rite Aid Corp.   22,800  906
  215,916
GENERAL MERCHANDISE STORES - 1.2%
Dayton Hudson Corp.   889,100  34,897
Family Dollar Stores, Inc.   84,400  1,720
Federated Department Stores, Inc. (a)   913,700  31,180
Kohls Corp. (a)  566,200  22,223
MacFrugals Bargains Closeouts, Inc. (a)  125,700  3,284
Mazel Stores, Inc. (a)(c)  111,400  2,507
Price/Costco, Inc. (a)  2,148,100  53,971
Stein Mart, Inc. (a)  968,200  19,606
Woolworth Corp. (a)  5,992,600  131,088
  300,476
GROCERY STORES - 1.6%
Ahold NV  154,951  9,683
American Stores Co.   307,600  12,573
Asda Group PLC  7,588,900  15,990
Dominick's Supermarkets, Inc. (a)(c)  870,100  18,925
Food Lion, Inc.:
 Class A  8,662,800  84,733
 Class B  1,161,400  11,759
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Giant Food, Inc. Class A  486,400 $ 16,781
Loblaw Companies Ltd.   693,500  7,158
Performance Food Group Co. (a)  11,350  176
Provigo, Inc. (a)  132,100  534
Quality Food Centers, Inc. (a)  118,900  4,013
Richfood Holdings, Inc. Class A (c)  3,297,950  79,975
Safeway, Inc. (a)  2,501,100  106,922
Weis Markets, Inc.   206,300  6,576
  375,798
RETAIL & WHOLESALE, MISCELLANEOUS - 1.4%
Bulgari Spa  45,800  929
Circuit City Stores, Inc.   1,454,100  43,805
Home Depot, Inc. (The)  2,973,100  149,027
Lowe's Companies, Inc.   430,800  15,293
Staples, Inc. (a)  1,470,200  26,555
Toys "R" Us, Inc. (a)  2,903,600  87,108
U.S. Office Products Co. (a)  620,500  21,175
  343,892
TOTAL RETAIL & WHOLESALE   1,514,328
SERVICES - 1.2%
ADVERTISING - 0.2%
Interpublic Group of Companies, Inc.   81,700  3,881
Omnicom Group, Inc.   580,000  26,535
Snyder Communications, Inc. (a)(c)  788,700  21,295
  51,711
EDUCATIONAL SERVICES - 0.0%
Education Management Corp. (a)(c)  338,000  7,098
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   118,400  3,330
Team Rental Group, Inc. Class A (a)  40,900  660
  3,990
PRINTING - 0.3%
ASM Lithography Holding NV (a)  461,500  22,989
Deluxe Corp.   123,400  4,041
Harland (John H.) Co.   907,900  29,961
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
PRINTING - CONTINUED
Reynolds & Reynolds Co. Class A  27,400 $ 712
Standard Register Co.   12,000  390
Valassis Communications, Inc. (a)  73,700  1,557
  59,650
SERVICES - 0.7%
APAC Teleservices, Inc. (a)  2,276,300  87,351
CDI Corp. (a)   4,600  131
Ecolab, Inc.   1,082,900  40,744
Orion Network Systems, Inc. (a)   18,300  236
Registry, Inc.  24,700  1,139
Robert Half International, Inc. (a)  616,800  21,203
Signature Resorts, Inc. (a)  152,200  5,365
Telespectrum Worldwide, Inc. (a)(c)  889,500  14,121
Teletech Holdings, Inc. (a)  8,300  216
Zebra Technologies Corp. Class A (a)  65,400  1,529
  172,035
TOTAL SERVICES   294,484
TECHNOLOGY - 13.8%
COMMUNICATIONS EQUIPMENT - 1.3%
ADC Telecommunications, Inc. (a)  293,800  9,145
Ascend Communications, Inc. (a)  237,300  14,742
Aspect Telecommunications Corp. (a)   117,300  7,449
Cisco Systems, Inc. (a)  756,400  48,126
Dynatech Corp. (a)  733,800  32,471
Ericsson (L.M.) Telephone Co. Class B ADR  384,100  11,595
Lucent Technologies, Inc.   1,536,200  71,049
Nokia Corp. AB sponsored ADR  255,100  14,700
Northern Telecom Ltd.   440,500  27,378
Tellabs, Inc. (a)  538,000  20,242
3Com Corp. (a)  606,900  44,531
U.S. Robotics Corp. (a)  29,700  2,138
  303,566
COMPUTER SERVICES & SOFTWARE - 2.0%
America Online, Inc. (a)  261,700  8,700
Autodesk, Inc.   50,000  1,400
Automatic Data Processing, Inc.   1,428,400  61,243
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
BMC Software, Inc. (a)  32,200 $ 1,332
Borland International, Inc. (a)   50,200  273
CBT Group PLC sponsored ADR  18,200  987
CUC International, Inc. (a)  704,600  16,734
CACI International, Inc. Class A (a)  374,900  7,873
Ceridian Corp. (a)  1,016,500  41,168
Computer Sciences Corp. (a)  435,900  35,798
DST Systems, Inc.   198,400  6,225
Electronic Arts, Inc. (a)  152,900  4,577
Equifax, Inc.   1,549,600  47,457
First Data Corp.   392,400  14,323
Intuit (a)  472,000  14,868
Keane, Inc. (a)  764,000  24,257
McAfee Associates, Inc. (a)   124,200  5,465
Microsoft Corp. (a)  912,100  75,362
Midway Games, Inc. (a)(c)  483,900  9,799
Ontrack Data International, Inc. (a)(c)  350,700  5,261
Open Market, Inc. (a)   258,700  3,492
Oracle Corp. (a)  775,000  32,356
Parametric Technology Corp. (a)  428,200  21,999
Paychex, Inc.   115,200  5,926
Scopus Technology, Inc. (a)  72,700  3,381
SunGard Data Systems, Inc. (a)  468,300  18,498
Viisage Technology, Inc. (a)  51,000  740
  469,494
COMPUTERS & OFFICE EQUIPMENT - 5.4%
Adaptec, Inc. (a)  657,600  26,304
Amdahl Corp. (a)  1,287,700  15,613
Applied Magnetics Corp. (a)(c)  1,356,128  40,514
Bay Networks, Inc. (a)  4,045,500  84,450
Bell & Howell Co. (a)  558,200  13,257
Comdisco, Inc.   181,500  5,763
Compaq Computer Corp. (a)  1,349,500  100,200
Dell Computer Corp. (a)  141,200  7,500
Diebold, Inc.   811,900  51,048
Digital Equipment Corp. (a)  815,300  29,657
EMC Corp. (a)  4,908,600  162,597
Gateway 2000, Inc. (a)  40,300  2,159
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Hewlett-Packard Co.   322,400 $ 16,201
Ingram Micro, Inc. Class A (a)  68,100  1,566
International Business Machines Corp.   2,356,500  355,832
Kronos, Inc. (a)(c)  789,400  25,261
Lexmark International Group, Inc. (a)  1,087,700  30,048
Pitney Bowes, Inc.   1,059,100  57,721
Procom Technology, Inc. (c)  500,900  4,759
Quantum Corp. (a)  437,500  12,523
Seagate Technology (a)  3,978,400  157,147
Sequent Computer Systems, Inc. (a)  150,500  2,671
Silicon Graphics, Inc. (a)  1,694,700  43,215
Symbol Technologies, Inc. (a)   96,000  4,248
Tech Data Corp. (a)  18,700  512
Trident Microsystems, Inc. (a)  114,800  1,937
Western Digital Corp. (a)   794,700  45,199
  1,297,902
ELECTRONIC INSTRUMENTS - 0.5%
Applied Materials, Inc. (a)  223,400  8,028
Perkin-Elmer Corp.   1,380,000  81,248
Silicon Valley Group, Inc. (a)  27,300  549
Teradyne, Inc. (a)   367,700  8,963
Thermo Electron Corp.   18,500  763
Waters Corp. (a)  842,100  25,579
  125,130
ELECTRONICS - 4.2%
AVX Corp.   88,700  1,907
Altera Corp. (a)  528,400  38,408
Arrow Electronics, Inc. (a)  135,200  7,233
Atmel Corp. (a)  586,900  19,441
Avnet, Inc.   324,600  18,908
Chips & Technologies, Inc. (a)  824,800  15,053
Cirrus Logic, Inc. (a)  644,400  9,988
Griffon Corp. (a)  366,600  4,491
Integrated Device Technology, Inc. (a)  3,366,000  45,862
Intel Corp.   2,643,400  346,120
KEMET Corp. (a)  337,100  7,838
Kent Electronics Corp. (a)  819,600  21,105
Lattice Semiconductor Corp. (a)   781,900  35,967
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Linear Technology Corp.   283,100 $ 12,421
Maxim Integrated Products, Inc. (a)  267,700  11,578
Microchip Technology, Inc. (a)  506,700  25,776
Micron Technology, Inc.   657,300  19,144
Motorola, Inc.   554,400  34,026
National Semiconductor Corp. (a)  2,081,200  50,729
SGS Thomson Microelectronics NV (a)  149,900  10,493
S3, Inc. (a)  72,300  1,175
Sanmina Corp. (a)  309,000  17,459
Solectron Corp. (a)  334,100  17,833
Storage Technology Corp. (a)  2,754,500  131,183
Texas Instruments, Inc.   908,500  57,917
Thomas & Betts Corp.   439,800  19,516
VLSI Technology, Inc. (a)  210,700  5,030
Xilinx, Inc. (a)  340,400  12,531
Zero Corp. (c)  635,600  12,712
Zilog, Inc. (a)  100,500  2,626
  1,014,470
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.   791,000  63,478
Imation Corp. (a)  988,900  27,813
  91,291
TOTAL TECHNOLOGY   3,301,853
TRANSPORTATION - 1.3%
AIR TRANSPORTATION - 0.1%
AMR Corp. (a)  125,400  11,051
Continental Airlines, Inc. Class B (a)  400,800  11,323
Delta Air Lines, Inc.   4,000  284
Northwest Airlines Corp. Class A (a)  114,000  4,460
UAL Corp. (a)  27,300  1,706
  28,824
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
RAILROADS - 1.0%
Bombardier, Inc. Class B  893,200 $ 16,485
Burlington Northern Santa Fe Corp.   534,600  46,176
CSX Corp.   510,300  21,560
Canadian Pacific Ltd.   2,477,200  65,144
Conrail, Inc.   245,300  24,438
Tranz Rail Holdings Ltd. sponsored ADR (a)  276,900  4,898
Trinity Industries, Inc.   50,100  1,879
Wisconsin Central Transportation Corp. (a)  1,549,700  61,406
  241,986
SHIPPING - 0.0%
Kirby Corp. (a)  93,900  1,855
TRUCKING & FREIGHT - 0.2%
Air Express International Corp.   198,000  6,386
Consolidated Freightways, Inc.   237,000  5,273
Expeditors International of Washington, Inc.   312,400  7,185
USFreightways Corp.   123,600  3,391
Werner Enterprises, Inc.   31,200  566
Yellow Corp. (a)  1,064,300  15,299
  38,100
TOTAL TRANSPORTATION   310,765
UTILITIES - 2.9%
CELLULAR - 0.1%
McLeod, Inc. (a)  366,500  9,346
Palmer Wireless, Inc. (a)  334,900  3,516
  12,862
ELECTRIC UTILITY - 0.6%
Allegheny Power System, Inc.   160,300  4,869
American Electric Power Co., Inc.   920,500  37,856
Consolidated Edison Co. of New York, Inc.   66,400  1,942
DQE, Inc.   45,800  1,328
DPL, Inc.   158,500  3,883
Entergy Corp.   370,400  10,279
FPL Group, Inc.   332,300  15,286
GPU, Inc.   17,900  602
KU Energy Corp.   173,700  5,211
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
Korea Electric Power Corp.   633,400 $ 18,440
National Grid Co. PLC  11,560,400  38,616
Pinnacle West Capital Corp.   209,200  6,642
Public Service Co. of Colorado  50,300  1,955
Sevillana de Electricidad  180,555  2,050
Tucson Electric Power Co. (a)  141,300  2,349
  151,308
GAS - 0.7%
Noram Energy Corp.   197,249  3,032
Consolidated Natural Gas Co.   50,200  2,774
Enron Corp.   1,843,400  79,497
Italgas Spa  2,624,000  10,980
ONEOK, Inc.   85,100  2,553
Sonat, Inc.   1,238,600  63,788
Tejas Gas Corp. (a)  17,500  833
  163,457
TELEPHONE SERVICES - 1.5%
BCE, Inc.   1,646,300  78,421
British Telecommunications PLC Ord.   1,459,900  9,878
Cincinnati Bell, Inc.   330,000  20,336
MCI Communications Corp.   1,752,200  57,275
MFS Communications, Inc.   659,000  35,916
Smartalk Teleservices, Inc. (a)(c)  785,700  13,357
Teleport Communications Group, Inc. Class A (a)  298,100  9,092
WorldCom, Inc. (a)  5,080,600  132,413
  356,688
WATER - 0.0%
Yorkshire Water PLC Ord.   188,600  2,278
TOTAL UTILITIES   686,593
TOTAL COMMON STOCKS
(Cost $17,029,868)   21,096,253
CONVERTIBLE PREFERRED STOCKS - 0.1%
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 0.0%
OIL & GAS - 0.0%
Tosco Financing Trust $2.875 (e)  112,900 $ 5,800
Ultramar Diamond Shamrock Corp. $2.50 (e)  160,800  9,929
  15,729
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   73,500  19,248
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $28,139)   34,977
CORPORATE BONDS - 0.3%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) (B) AMOUNT (000S)
ENERGY - 0.1%
ENERGY SERVICES - 0.0%
Nabors Industries, Inc. 5%, 5/1/06  Ba2 $ 9,476  11,655
OIL & GAS - 0.1%
Pogo Producing Co.
5 1/2%, 6/15/06 (e)  B2  13,900  17,549
TOTAL ENERGY   29,204
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
NovaCare, Inc. 5 1/2%, 1/15/00  B1  20,870  18,731
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Home Shopping Network, Inc.
5 7/8%, 3/1/06 (e)  B-  4,152  4,463
RETAIL & WHOLESALE - 0.0%
APPAREL STORES - 0.0%
Charming Shoppes, Inc. 7 1/2%, 7/15/06  B2  4,850  4,705
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (B) AMOUNT (000S) (000S)
TECHNOLOGY - 0.1%
ELECTRONICS - 0.1%
National Semiconductor Corp.
6 1/2%, 10/1/02 (e)  Ba2 $ 15,440 $ 15,208
TOTAL CORPORATE BONDS
(Cost $64,181)   72,311
U.S. TREASURY OBLIGATIONS - 4.7%
7 1/4%, 2/ 15/23  Aaa  33,100  34,559
6 1/4%, 8/15/23  Aaa  175,500  164,531
7 1/2%, 11/15/24  Aaa  90,400  98,875
7 5/8%, 2/15/25  Aaa  425,110  472,204
6 7/8%, 8/15/25  Aaa  96,000  97,890
6%, 2/15/26  Aaa  127,000  115,590
6 3/4%, 8/15/26  Aaa  144,000  145,080
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,127,385)   1,128,729
CASH EQUIVALENTS - 6.7%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account dated 12/31/96 due 1/2/97:
  at 6.75%  $ 96,888  96,852
  at 6.87%   5,974  5,972
 SHARES
Taxable Central Cash Fund (h)    1,495,546,935  1,495,547
TOTAL CASH EQUIVALENTS
(Cost $1,598,371)   1,598,371
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $19,847,944)  $ 23,930,641
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Affiliated company (see Note 7 of Notes to Financial Statements).
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Grand Palais
 Management Co., LP 7/24/96 $ -
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $88,819,000 or 0.4% of net assets.
6. Purchased on an installment basis. Market value reflects only those payments made through December 31, 1996. The remaining installment aggregating CAD 9,092,000 is due January 31, 1997.
7. Purchased on an installment basis. Market value reflects only those payments made through December 31, 1996. The remaining installment aggregating CAD 6,575,000 is due March 24, 1997.
8. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.57%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  88.6%
Canada  3.5
Netherlands  1.6
United Kingdom  1.4
Malaysia  1.3
Hong Kong  1.0
Others (individually less than 1%)  2.6
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $19,917,895,000. Net unrealized appreciation aggregated $4,012,746,000, of which $4,256,683,000 related to appreciated investment securities and $243,937,000 related to depreciated investment securities.
The fund hereby designates approximately $170,122,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) DECEMBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase                        $ 23,930,641
agreements of $102,824) (cost $19,847,944) -
See accompanying schedule

Cash                                                                             269

Receivable for investments sold                                                  183,428

Receivable for fund shares sold                                                  93,739

Dividends receivable                                                             21,369

Interest receivable                                                              34,596

Other receivables                                                                779

U.S. Treasury obligations, at value, held as collateral for                      73,735
securities loaned

 TOTAL ASSETS                                                                    24,338,556

LIABILITIES

Payable for investments purchased                                    $ 53,743

Payable for fund shares redeemed                                      61,889

Distributions payable                                                 10,419

Accrued management fee                                                10,325

Other payables and accrued expenses                                   10,938

Collateral on securities loaned, at value                             362,418

 TOTAL LIABILITIES                                                               509,732

NET ASSETS                                                                      $ 23,828,824

Net Assets consist of:

Paid in capital                                                                 $ 19,245,068

Undistributed net investment income                                              40,761

Accumulated undistributed net realized gain (loss) on                            460,301
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    4,082,694
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 565,372 shares outstanding                                      $ 23,828,824

NET ASSET VALUE and redemption price per share                                   $42.15
($23,828,824 (divided by) 565,372 shares)

Maximum offering price per share (100/97.00 of $42.15)                           $43.45


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                       $ 240,776
Dividends (including $4,538 received from affiliated
issuers)

Interest (including income on securities loaned of                       160,627
$3,687)

 TOTAL INCOME                                                            401,403

EXPENSES

Management fee                                             $ 117,554
Basic fee

 Performance adjustment                                     (6,130)

Transfer agent fees                                         43,399

Accounting and security lending fees                        954

Non-interested trustees' compensation                       105

Custodian fees and expenses                                 2,053

Registration fees                                           2,903

Audit                                                       157

Legal                                                       105

Miscellaneous                                               161

 Total expenses before reductions                           161,261

 Expense reductions                                         (7,538)      153,723

NET INVESTMENT INCOME                                                    247,680

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of          1,292,420
$25,075 on sales of investments in affiliated issuers)

 Foreign currency transactions                              8,809        1,301,229

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      2,383,026

 Assets and liabilities in foreign currencies               (5,789)      2,377,237

NET GAIN (LOSS)                                                          3,678,466

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 3,926,146
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED     YEAR ENDED
                                                         DECEMBER 31,   DECEMBER 31,
                                                         1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 247,680      $ 50,900
Net investment income

 Net realized gain (loss)                                 1,301,229      2,153,716

 Change in net unrealized appreciation (depreciation)     2,377,237      1,261,176

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          3,926,146      3,465,792
 FROM OPERATIONS

Distributions to shareholders                             (205,408)      (32,239)
From net investment income

 From net realized gain                                   (1,597,799)    (1,121,208)

 TOTAL DISTRIBUTIONS                                      (1,803,207)    (1,153,447)

Share transactions                                        9,573,613      5,506,303
Net proceeds from sales of shares

 Reinvestment of distributions                            1,776,511      1,134,123

 Cost of shares redeemed                                  (4,502,101)    (2,789,091)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          6,848,023      3,851,335
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 8,970,962      6,163,680

NET ASSETS

 Beginning of period                                      14,857,862     8,694,182

 End of period (including under (over) distribution      $ 23,828,824   $ 14,857,862
 of net investment income of $40,761 and
 $(2,312), respectively)

OTHER INFORMATION
Shares

 Sold                                                     242,915        150,801

 Issued in reinvestment of distributions                  44,832         30,067

 Redeemed                                                 (113,133)      (77,218)

 Net increase (decrease)                                  174,614        103,650


FINANCIAL HIGHLIGHTS

                               YEARS ENDED DECEMBER 31,

                               1996                       1995       1994       1993 D    1992

SELECTED PER-SHARE DATA

Net asset value,               $ 38.02                    $ 30.28    $ 30.84    $ 27.47   $ 25.60
beginning of period

Income from
Investment Operations

 Net investment income          .46                        .03        .06        .14       .32 C

 Net realized and               7.50                       10.93      (.40)      5.66      3.67
 unrealized gain (loss)

 Total from investment          7.96                       10.96      (.34)      5.80      3.99
 operations

Less Distributions              (.38)                      (.09)      -          (.11)     (.20)
From net
 investment income

 In excess of net               -                          -          -          (.07)     -
 investment income

 From net realized gain         (3.45)                     (3.13)     (.22)      (2.25)    (1.92)

 Total distributions            (3.83)                     (3.22)     (.22)      (2.43)    (2.12)

Net asset value,               $ 42.15                    $ 38.02    $ 30.28    $ 30.84   $ 27.47
end of period

TOTAL RETURN A, B               21.94%                     36.28%     (1.12)%    21.43%    15.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 23,829                   $ 14,858   $ 8,694    $ 6,208   $ 1,986
(in millions)

Ratio of expenses to            .83%                       .98%       1.03%      1.08%     .87%
average net assets

Ratio of expenses to            .79% E                     .96% E     1.00%      1.06%     .87%
average net assets after                                             E          E
expense reductions

Ratio of net investment         1.28%                      .44%       .59%       .46%      1.19%
income to average
net assets

Portfolio turnover rate         159%                       223%       235%       255%      297%

Average commission rate F      $ .0358


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES
TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Contrafund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, options transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income. OPTIONS. The fund may use options to manage its exposure to the stock market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $0 or 0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $33,068,172,000 and $27,714,201,000, respectively, of which U.S. government and government agency obligations aggregated $1,422,672,000 and $1,157,703,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of .20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .57% of average net assets after the performance adjustment
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $16,029,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $10,768,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $351,120,000 and $362,418,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $6,567,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses.
During the period, the fund's custodian and transfer agent fees were reduced by $37,000 and $934,000, respectively, under these arrangements.
7. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Adflex Solutions  $ - $ 4,098 $ - $ -
American Exploration Co.   -  -  -  11,722
American Radio Systems Corp.
 Class A   19,453  17,158  -  -
Applied Magnetics Corp.    3,943  3,138  -  40,514
BDM International, Inc.    2,089  3,799  -  -
BJ Services Co.    1,732  -  -  99,274
Bell & Howell Co.    167  2,191  -  -
CACI International, Inc.
 Class A   -  2,513  -  -
C A E Industries Ltd.    243  1,272  139  -
Cambrex Corp.    2,031  5,442  58  20,706
Camco International, Inc.   9,256  10,103  445  104,441
Cato Corp. Class A   1,721  8,260  237  5,946
Central Garden & Pet Co.   810  1,470  -  -
Charming Shoppes, Inc.   30,589  -  -  50,521
Computer Products, Inc.   1,644  4,540  -  -
Cooper Cameron Corp.    32,296  1,517  -  151,026
Cross Continent Auto Retailers, Inc.   5,062  -  -  9,410
CyCare Systems, Inc.   -  5,031  -  -
Designer Holdings Ltd.   2,173  3,348  -  -
Diamond Shamrock R&M, Inc.   6,171  5,554  704  -
Dominick's Supermarkets, Inc.   9,833  -  -  18,925
Dynatech Corp.    2,801  7,471  -  -
EZ Communications, Inc. Class A   -  3,962  -  -
Education Management Corp.   939  -  -  7,098
Emmis Broadcasting Corp. Class A   -  6,664  -  -
ENSCO International, Inc.    62,249  3,405  -  271,731
Falcon Drilling, Inc.   8,106  2,580  -  -
FileNet Corp.    30,281  37,885  -  -
Franco Nevada Mining Corp.   19,462  -  -  89,732
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Gleason Corp.  $ - $ 1,134 $ 34 $ -
Glendale Federal Bank Federal
 Savings Bank   1,508  5,132  -  -
Goody's Family Clothing   -  346  -  27,443
K lll Communications Corp.   1,795  2,145  -  -
Kaydon Corp.    11,828  97  282  52,474
Kronos, Inc.    4,698  1,407  -  25,261
Landry's Seafood Restaurants, Inc.    2,847  3,257  -  -
Loehmans Inc.    -  5,021  -  -
Malaysian Plantations BHD   158  -  -  -
Mazel Stores, Inc.    -  -  -  2,507
Metro Pacific Corp., Inc.
 Class B   448  2,688  -  -
Midway Games, Inc.    395  1,059  -  9,799
Nabors Industries, Inc.   24,975  6,080  -  113,388
National-Oilwell, Inc.    649  -  -  9,720
New Holland NV   3,543  -  -  53,699
Newfield Exploration Co.   15,106  702  -  64,646
O'Gara Co.    -  -  -  1,784
Ontrack Data International, Inc.   2,759  -  -  5,261
Pogo Producing   8,521  1,157  58  89,766
Procom Technology, Inc.   2,250  -  -  4,759
Progress Software Corp.   -  7,088  -  -
Richfood Holdings, Inc. Class A   17,825  5,031  327  79,975
Rohr Industries, Inc.   -  620  -  -
Rykoff-Sexton, Inc.    -  6,736  -  -
SPX Corp.    10,854  509  198  42,885
Smartalk Teleservices, Inc.   6,869  -  -  13,357
Sepracor, Inc.    1,649  7,702  -  -
Sevenson Environmental
 Services, Inc.   -  2,060  47  -
Showboat, Inc.    12,116  17,974  52  -
Smedvig AS   13,585  12,588  558  35,645
Smith International, Inc.    7,073  2,883  -  179,190
Snyder Communications, Inc.   10,896  2,798  -  21,295
Sonat Offshore Drilling, Inc.   17,417  18,367  96  -
Special Devices, Inc.   -  1,984  -  -
Swisher International Group, Inc.
 Class A   1,725  -  -  8,819
Tech-Sym Corp.    1,101  5,946  -  -
Tel-Save Holdings, Inc.   -  1,518  -  -
Telespectrum Worldwide, Inc.   3,952  1,415  -  14,121
Tidewater, Inc.    34,010  34,970  1,303  -
Tongkah Holdings BHD   -  -  -  14,729
Truevision, Inc.   -  1,251  -  -
Uniroyal Chemical Corp.    742  -  -  -
United Auto Group, Inc.   389  -  -  13,514
United Meridian Corp.    1,247  2,064  -  119,382
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES - CONTINUED
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Vanstar Corp.   $ 2,735 $ 2,320 $ - $ -
Varco International, Inc.   4,617  -  -  43,126
Vintage Petroleum, Inc.   905  -  -  42,625
Zero Corp.    411  -  -  12,712
Zycon Corp.    -  2,594  -  -
TOTALS  $ 484,649 $ 310,044 $ 4,538 $ 1,982,928
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of Fidelity Contrafund:
We have audited the accompanying statement of assets and liabilities of Fidelity Contrafund, including the schedule of portfolio investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Contrafund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 3, 1997

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Will Danoff, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
FIDELITY CONTRAFUND
 82 DEVONSHIRE STREET
 BOSTON, MASSACHUSETTS 02109


TO THE SHAREHOLDERS:
The Board of Trustees of Fidelity Contrafund voted to pay on February 10, 1997, to shareholders of record at the opening of business on February 7, 1997, a distribution of $0.71 derived from capital gains realized from sales of portfolio securities.
In the opinion of management, regardless of whether you took payments in cash or in additional shares, the distribution will be reportable for tax purposes for the year 1997. You will be notified at a later date as to the tax treatment of this distribution.
If your account is a Fidelity prototype retirement plan such as an Individual Retirement Account (IRA), a Keogh Plan, a 403(b), or a qualified pension or profit sharing plan, the above information is provided for informational purposes only and is not reportable for tax purposes in 1997.

FIDELITY CONTRAFUND
February 7, 1997